SCHEDULE OF WARRANTY OBLIGATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Beginning warranty obligation	$ 307	$ 328
Provision of warranty expense	541	397
Settlement of warranty claims	(334)	(418)
Ending warranty obligation	$ 514	$ 307